Derivative Financial Instruments - Disclosure of Contingent Consideration Derivative Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Derivative Financial Instruments [Line Items]
Balance - Beginning of year	$ 19,911
Balance - end of year	162,935	$ 19,911
Current derivative liabilities	116,563	8,829
Non-current derivative financial liabilities	46,372	11,082
Derivative financial liabilities	162,935	19,911
Contingent Liabilities | Greenstone
Derivative Financial Instruments [Line Items]
Balance - Beginning of year	11,279	8,280
Assumed on Greenstone Acquisition	51,698	0
Change in fair value	23,246	2,999
Balance - end of year	86,223	11,279
Current derivative liabilities	57,839	4,029
Non-current derivative financial liabilities	28,384	7,250
Derivative financial liabilities	$ 86,223	$ 11,279